LICENSE AGREEMENTS (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 18, 2007	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Revenue generated		$ 23,086	$ 24,905	$ 65,861	$ 60,625
Assumption Of Accounts Receivable By Lender				$ 0	$ 708
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite Lived Intangible Asset Description	the Company entered into a master license agreement with Joytoto Korea granting the Company a 10 year license for up to 4 online games, including The Great Merchant. This license is renewable for two additional 5 year terms for $10,000.					Beginning in 2010, the Company acquired licenses for online games in South Korea. Each license also has a royalty fee which varies for each license. The licenses have terms of 2 to 3 years, beginning when they are launched commercially.
Indefinite-lived Intangible Assets, Period Increase (Decrease), Total	$ 10,000
Percentage On Gross Sales For Payment Of Intangible Assets				29.00%
Maximum [Member] | Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage On Gross Sales For Payment Of Intangible Assets						25.00%
Minimum [Member] | Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage On Gross Sales For Payment Of Intangible Assets						24.00%